CAPITAL STOCK (Details Narrative) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Offsetting Assets [Line Items]
Stock options exercised	22,500		94,701	45,000
Employees Stock Option [Member]
Offsetting Assets [Line Items]
Stock options exercised	22,500	32,000	61,500	35,000
Consultants Stock Options [Member]
Offsetting Assets [Line Items]
Stock options exercised			33,201	10,000